Preferred Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Nov. 24, 2020	Mar. 27, 2017	Aug. 01, 2014	Feb. 28, 2013	Nov. 23, 2006	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Feb. 25, 2009	Sep. 01, 2006
Common Stock [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for a shareholder to purchase shares from other shareholders						51.00%	51.00%	51.00%
Right To Purchase Additional Shares [Member] | Adjustment Agreement [Member]
Class of Stock [Line Items]
Minimum revenue to be achieved for the adjustment not to be triggered									$ 6,300	$ 79,200
Premoney amount of valuation											$ 144,953
Subscription price											$ 3,000
Firedragon Holdings Inc [Member] | Comptree International Limited [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period for acquisition shares			2,905,802
DCM Four [Member] | Comptree International Limited [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period for acquisition shares			964,981
DCM Four Affiliates [Member] | Comptree International Limited [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period for acquisition shares			24,540
DT E Commerce Investment Limited [Member] | Comptree International Limited [Member]
Class of Stock [Line Items]
Business combination percentage of voting interests acquired			100.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount													$ 600
Debt Instrument, Interest Rate, Stated Percentage													7.04%
Preferred Stock, Shares Subscribed but Unissued					122,000
Debt Instrument, Convertible, Conversion Price					$ 50
Preferred Stock, Value, Subscriptions					$ 6,100
Debt Conversion, Original Debt, Amount					$ 610
Debt Conversion, Converted Instrument, Shares Issued					12,190
Sale of stock issue price per share					$ 50
Series A Preferred Stock [Member] | DCM IV [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued					83,477
Debt Conversion, Converted Instrument, Shares Issued					8,322
Series A Preferred Stock [Member] | DCM IV Affiliates [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued					2,123
Debt Conversion, Converted Instrument, Shares Issued					211
Series A Preferred Stock [Member] | DT [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued					36,400
Debt Conversion, Converted Instrument, Shares Issued					3,657
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount												$ 2,500
Debt Instrument, Interest Rate, Stated Percentage												0.00%
Preferred Stock, Shares Subscribed but Unissued				6,284,173
Debt Instrument, Convertible, Conversion Price				$ 0.32
Preferred Stock, Value, Subscriptions				$ 2,000
Debt Conversion, Original Debt, Amount				$ 2,500
Debt Conversion, Converted Instrument, Shares Issued				7,855,214
Sale of stock issue price per share				$ 0.32
Stock Repurchased During Period, Shares				5,718,842
Series B Preferred Stock [Member] | Larry Lei Wu [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued				1,571,043
Debt Instrument, Convertible, Conversion Price				$ 0.32
Preferred Stock, Value, Subscriptions				$ 500
Series B Preferred Stock [Member] | DCM IV [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued				4,462,264
Debt Conversion, Converted Instrument, Shares Issued				5,373,699
Stock Repurchased During Period, Shares				4,075,522
Series B Preferred Stock [Member] | DCM IV Affiliates [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued				113,478
Debt Conversion, Converted Instrument, Shares Issued				136,656
Stock Repurchased During Period, Shares				103,643
Series B Preferred Stock [Member] | DT [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued				1,708,431
Debt Conversion, Converted Instrument, Shares Issued				2,344,859
Stock Repurchased During Period, Shares				1,539,677
Series C Preferred Stock [Member] | DT E Commerce Investment Limited [Member] | Comptree International Limited [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during the period for acquisition shares			4,358,702
Nonredeemable Convertible Preferred Stock [Member] | Drag Along Rights [Member]
Class of Stock [Line Items]
Number of days of notice to be given to shareholders by the company for share purchase						5 days	5 days	5 days
Nonredeemable Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for conversion into common stock						75.00%	75.00%	75.00%
Preferred stock dividend rate percentage						8.00%	8.00%	8.00%
Preferred stock liquidation preference percentage						100.00%	100.00%	100.00%
Conversion ratio						1	1	1
Nonredeemable Convertible Preferred Stock [Member] | Series A Preferred Stock [Member] | Drag Along Rights [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for a shareholder to purchase shares from other shareholders						75.00%	75.00%	75.00%
Nonredeemable Convertible Preferred Stock [Member] | Series A Preferred Stock [Member] | Drag Along Rights [Member] | Triggering Of Rights Before The Fifth Anniversary [Member]
Class of Stock [Line Items]
Estimated minimum proceeds from preferred stock						$ 40,000	$ 40,000	$ 40,000
Nonredeemable Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for conversion into common stock						75.00%	75.00%	75.00%
Preferred stock dividend rate percentage						8.00%	8.00%	8.00%
Preferred stock liquidation preference percentage						100.00%	100.00%	100.00%
Conversion ratio						1	1	1
Nonredeemable Convertible Preferred Stock [Member] | Series B Preferred Stock [Member] | Drag Along Rights [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for a shareholder to purchase shares from other shareholders						75.00%	75.00%	75.00%
Nonredeemable Convertible Preferred Stock [Member] | Series B Preferred Stock [Member] | Drag Along Rights [Member] | Triggering Of Rights Before The Fifth Anniversary [Member]
Class of Stock [Line Items]
Estimated minimum proceeds from preferred stock						$ 40,000	$ 40,000	$ 40,000
Nonredeemable Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for conversion into common stock						75.00%	75.00%	75.00%
Preferred stock dividend rate percentage						8.00%	8.00%	8.00%
Preferred stock liquidation preference percentage						100.00%	100.00%	100.00%
Conversion ratio						1	1	1
Nonredeemable Convertible Preferred Stock [Member] | Series C Preferred Stock [Member] | Drag Along Rights [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for a shareholder to purchase shares from other shareholders						75.00%	75.00%	75.00%
Nonredeemable Convertible Preferred Stock [Member] | Series C Preferred Stock [Member] | Drag Along Rights [Member] | Triggering Of Rights Before The Fifth Anniversary [Member]
Class of Stock [Line Items]
Estimated minimum proceeds from preferred stock						$ 40,000	$ 40,000	$ 40,000
Nonredeemable Convertible Preferred Stock [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for conversion into common stock						75.00%	75.00%	75.00%
Preferred stock dividend rate percentage						8.00%	8.00%	8.00%
Preferred stock liquidation preference percentage						100.00%	100.00%	100.00%
Conversion ratio						1	1	1
Nonredeemable Convertible Preferred Stock [Member] | Series D Preferred Stock [Member] | Drag Along Rights [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for a shareholder to purchase shares from other shareholders						75.00%	75.00%	75.00%
Number of days of notice to be given to shareholders by the company for share purchase						5 days	5 days	5 days
Nonredeemable Convertible Preferred Stock [Member] | Series D Preferred Stock [Member] | Drag Along Rights [Member] | Triggering Of Rights Before The Fifth Anniversary [Member]
Class of Stock [Line Items]
Estimated minimum proceeds from preferred stock						$ 150,000	$ 150,000	$ 150,000
Convertible Preferred Stock [Member] | Hong Kong Red Star Macalline Universal Machine Holdings [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Sale of stock issue price per share		$ 2.74
Stock issued during the peiod shares new issues		2,943,786
Proceeds from the issue of convertible preferred stock		$ 8,053
Redeemable Convertible Preferred Stock [Member] | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for conversion into common stock						75.00%	75.00%	75.00%
Preferred stock dividend rate percentage						8.00%	8.00%	8.00%
Temporary equity liquidation percentage						100.00%	100.00%	100.00%
Temporary equity redemption price percentage						100.00%	100.00%	100.00%
Temporary equity interest rate percentage on redemption price						6.00%	6.00%	6.00%
Conversion ratio						1	1	1
Redeemable Convertible Preferred Stock [Member] | Series E Preferred Stock [Member] | Drag Along Rights [Member]
Class of Stock [Line Items]
Percentage of votes in terms of value required for a shareholder to purchase shares from other shareholders						75.00%	75.00%	75.00%
Number of days of notice to be given to shareholders by the company for share purchase						5 days	5 days	5 days
Redeemable Convertible Preferred Stock [Member] | Series E Preferred Stock [Member] | Drag Along Rights [Member] | Triggering Of Rights Before The Fifth Anniversary [Member]
Class of Stock [Line Items]
Estimated minimum proceeds from preferred stock						$ 150,000	$ 150,000	$ 150,000
Redeemable Convertible Preferred Stock [Member] | Honey SuckLe Creek Limited [Member] | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity stock shares issued during the period shares	2,719,802
Redeemable Convertible Preferred Stock [Member] | Huay Yuan International Limited [Member] | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity stock shares issued during the period shares	1,279,907
Redeemable Convertible Preferred Stock [Member] | Honey Suckle Creek Limited And Huay Yuan International Limited [Member] | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 25,000
Temporary equity stock shares issued during the period shares	3,999,709
Temporary equity shares issued price per share	$ 6.25